DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt	$ 203,851	$ 208,239
Unamortized debt issuance costs	(2,293)	(3,041)
Debt, net	201,558	205,198
Current portion of long-term debt	(7,967)	(4,150)
Long-term debt	193,591	201,048
Term loan
Debt Instrument [Line Items]
Debt	190,541	194,810
Revolving credit facility
Debt Instrument [Line Items]
Debt	4,000	5,000
Delayed draw term loan
Debt Instrument [Line Items]
Debt	8,236	8,429
Insurance Premium
Debt Instrument [Line Items]
Notes Payable	$ 1,074	$ 0